Equity - Summarised financial information attributable to non-controlling interests - Narrative (Details) ₨ in Millions, £ in Millions, $ in Millions		1 Months Ended	2 Months Ended		4 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jul. 28, 2019	Aug. 31, 2019	Aug. 19, 2019	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Feb. 28, 2020 GBP (£)	Feb. 28, 2020 INR (₨)	Aug. 20, 2019	Jul. 29, 2019 GBP (£)	Jul. 29, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jul. 04, 2013
Proportion of ownership interest in subsidiary							100.00%
Consideration payable	£ 69				£ 69	£ 69	£ 69						£ 21	£ 739
Ketel One distribution right
Carrying value of distribution rights	£ 1,464				£ 1,464	£ 1,464	£ 1,464						£ 1,418	£ 1,363
United Spirits Limited
Percentage of interest acquired															14.98%
Proportion of ownership interest in subsidiary	55.94%		54.78%	54.78%	55.94%		55.94%
Serengeti Breweries Limited
Proportion of ownership interest in subsidiary		39.20%				40.20%
USL Benefit Trust
Proportion of ownership interest in subsidiary							2.38%
USL Benefit Trust | United Spirits Limited
Proportion of ownership interest in subsidiary							2.38%
United Spirits Limited
Percentage of interest acquired								0.70%	0.70%	0.46%
Consideration payable								£ 60	₨ 5,495
Serengeti Breweries Limited | East African Breweries Limited
Percentage of interest acquired											4.00%	4.00%
Consideration payable											£ 2	$ 3